PATHFINDER FUND

                             * * * *

                          Annual Report

               November 1, 1995 - October 31, 1996




                A NOTE FROM YOUR FUND'S PRESIDENT


Fiscal year 1996 (November 1, 1995 - October 31, 1996) was a wild roller coaster ride which ended with our Fund up 15.6% as microcaps, midcaps and, finally, large caps enjoyed their days in the sun.

1997 -- The Year of the Microcap? Maybe. A lot of "Gurus" think so. We share that opinion. We have worked hard to position the Fund's portfolio to participate aggressively in a "microcap market."

At this writing, the Fund's Manager (including its officers and directors) owns over 15% of the Fund.




                                             /s/ Ed Bernstein



                         PATHFINDER FUND
                     Schedule of Investments
                         October 31, 1996

Shares                                            Market Value

               COMMON STOCKS (101.08%)


               BIO-TECH (5.08%)

17,000         Synbiotics Corporation             $     70,125
 8,000         Synthetech, Inc.                         59,000
 1,500         TECHNE Corporation                       35,625

               Total . . . . . . . . . . . . .         164,750


               COMMUNICATIONS (6.03%)

 7,500         Alpine Group (The), Inc.                 54,375
 4,000         Applied Signal Technology, Inc.          19,000
 2,000         Comdial Corporation                      14,000
 4,000         EMCEE Broadcast Products                 24,000
11,000         Micronetics Wireless, Inc.               20,969
 5,000         Microwave Power Devices, Inc.            15,000
 8,000         TII Industries, Inc.                     48,000

               Total . . . . . . . . . . . . .         195,344


               COMPUTER-RELATED SERVICES/EQIPMENT (11.15%)

10,000         ATEC Group, Inc.                          7,500
45,000         AW Computer Systems, Inc.                61,875
 9,000         Ault Incorporated                        78,750
20,000         Canterbury Corporate Services            23,125
11,000         Cognitronics                             48,813
 8,000         Computer Outsourcing Services            26,500
 2,000         GenRad, Inc.                             40,500
22,000         Mitek Systems, Inc.                      74,250

               Total . . . . . . . . . . . . .         361,313


               ELECTRONICS (3.34%)

39,500         All American Semiconductor               49,375
29,000         DCX, Inc.                                58,906

               Total . . . . . . . . . . . . .         108,281


               FOOD (2.89%)

15,000         Hain Food Group (The), Inc.              51,563
 5,000         Hansen Natural Corporation                6,406
 5,000         Skyline Chili, Inc.                      26,250
 3,000         Vestro Natural Foods, Inc.                9,375

               Total . . . . . . . . . . . . .          93,594


               GAMING (1.01%)

 8,600         American Bingo & Gaming                 13,438
 7,000         Casino Resource Corporation             12,468
 3,000         Lady Luck Gaming Corp.                   6,750

               Total . . . . . . . . . . . . .          32,656


               HEALTH/BEAUTY/RECREATION/ENTERTAINMENT (14.02%)

16,800         ARC International Corp.                  65,100
 3,800         Aloette Cosmetics, Inc.                  15,200
 3,500         Ballantyne of Omaha, Inc.                57,750
 1,000         BeautiControl Cosmetics, Inc.*           12,500
34,000         CCA Industries, Inc.                     72,250
 4,000         CML Group, Inc.*                         19,500
 5,000         California Pro Sports, Inc.              10,625
 9,000         Intellect Comm. Systems, Ltd.            55,125
 5,000         PTI Holding, Inc.                        48,750
18,400         Parlux Fragrances, Inc.                  79,350
   750         Regis Corp.*                             18,187

               Total . . . . . . . . . . . . .         454,337


               HEALTHCARE (4.47%)

 2,900         Caretenders HealthCorp.                  18,850
19,000         Star Multi Care Services, Inc.          125,875

               Total . . . . . . . . . . . . .         144,725


               RETAIL (3.34%)

35,000         Audio King Corporation                   52,500
 8,000         Bon-Ton Stores (The), Inc.               44,000
 1,500         S & K Famous Brands, Inc.                11,625

               Total . . . . . . . . . . . . .         108,125


               INSTRUMENTATION/MEASURING/CONTROL (3.77%)

 1,000         Microfluidics                             1,625
 1,000         PPT Vision, Inc.                          8,375
15,000         Plasma-Therm, Inc.                       46,875
18,000         Spectrum Control, Inc.                   65,250

               Total . . . . . . . . . . . . .         122,125


               MANUFACTURING (20.91%)

22,000         Allied Devices Corp.                     58,438
 4,000         Arrow-Magnolia International             17,250
10,000         Aztec Manufacturing Co.*                 70,000
 9,000         Calnetics Corporation                    61,875
31,500         Dmi Furniture, Inc.                      70,875
25,000         Devlieg-Bullard, Inc.                    57,813
 3,500         Genlyte Group                            33,687
 4,000         Hirsch Initernational Group              72,000
 5,000         K-Tron International Corp.               49,375
 9,200         Nortech Systems, Inc.                    59,800
10,000         PVC Container*                           32,500
 2,000         Sudbury, Inc.                            22,500
30,000         U.S. Home & Garden, Inc.                 71,250

               Total . . . . . . . . . . . . .         677,363


               MEDICAL PRODUCTS/SERVICES (20.09%)

40,000         Advanced Orthopedic Tech.               110,000
 9,900         Arrhythmia Research Tech.                32,175
29,000         Biomerica, Inc.                         119,625
20,000         Colorado MEDtech, Inc.                   62,500
 8,800         Hanger Orthopedic Group                  56,100
11,100         Imex Medical Systems, Inc.                9,366
 5,000         Int'l. Remote Imaging Systems            23,125
 9,000         Mesa Laboratories, Inc.                  57,375
 1,000         OEC Medical Systems, Inc.                13,125
 8,000         Palomar Medical Technologies             58,000
12,700         Pro-Dex                                  43,656
 2,000         Theragenics Corp.                        34,000
10,000         Trimedyne Incorporated                   31,875


               Total . . . . . . . . . . . . .         650,922


               TEMPORARY STAFFING SERVICES (1.30%)

 4,000         Hospital Staffing Services                9,000
 7,600         Joule', Inc.                             33,250

               Total . . . . . . . . . . . . .          42,250


               TRANSPORTATION (1.81%)

 5,000         CHC Helicopter*                          19,375
 8,080         OTR Express, Inc.                        39,390

               Total . . . . . . . . . . . . .          58,765


               OTHER (1.87%)

 6,000         Artistic Greetings, Inc.                 27,750
 2,000         Baker (Michael) Corp.                    11,500
 1,500         Iona Appliances Inc.                     11,484
 4,000         Seibels Bruch Group (The), Inc.           9,750

               Total . . . . . . . . . . . . .          60,484



Total Investments in Securities
(Cost $3,376,452)**                101.80 %            3,275,034

Liabilities in Excess of
of Other Assets                     (1.08)%              (34,955)

Total Net Assets                   100.00 %       $    3,240,079
                                   ======              =========



 *   Income-producing security

** Cost for federal income tax purposes is the same, and net unrealized depreciation consists of:

          Gross Unrealized Appreciation                 366,952
          Gross Unrealized Depreciation                (468,370)
               Net Unrealized Depreciation        $    (101,418)
                                                        =======


                See Notes to Financial Statements



                         PATHFINDER FUND
               Statement of Assets and Liabilities
                         October 31, 1996

ASSETS:

Investments in securities, at value
     (identified cost $3,376,452)
     (Notes 2A and 3). . . . . . . . . . . . .    $    3,275,034
Receivables:
     Capital Shares Sold                                   8,350
     Investment securities sold. . . . . . . .            48,549
Prepaid expenses and other . . . . . . . . . .             5,450

     Total Assets. . . . . . . . . . . . . . .         3,337,383

LIABILITIES:

Cash deficit . . . . . . . . . . . . . . . . .            21,012
Payables:
     Investment securities purchased . . . . .            30,000
     Capital shares redeemed . . . . . . . . .            35,760
Accrued expenses . . . . . . . . . . . . . . .            10,532

     Total Liabilities . . . . . . . . . . . .            97,304


NET ASSETS . . . . . . . . . . . . . . . . . .    $    3,240,079
                                                       =========
Net asset value, offering and redemption
  price per share
  ($3,240,079 / 359,775 shares). . . . . . . .    $         9.01
                                                            ====
At October 31, 1996 the components of
  net assets were as follows:
     Paid-in capital . . . . . . . . . . . . .    $    2,938,773
     Accumulated net realized gains
       on investments. . . . . . . . . . . . .           402,724
     Net unrealized depreciation
       of investments. . . . . . . . . . . . .          (101,418)

          Net Assets . . . . . . . . . . . . .    $    3,240,079
                                                       =========

                See Notes to Financial Statements



                         PATHFINDER FUND
                     Statement of Operations
               for the Year Ended October 31, 1996


INVESTMENT INCOME:

Income:
     Dividends  . . . . . . . . . . . . . . .     $       4,764
     Interest . . . . . . . . . . . . . . . .             2,750
          Total income. . . . . . . . . . . .             7,514

Expenses:
     Investment Advisory Fee (Note 4) . . . .            26,353
     Transfer Agent . . . . . . . . . . . . .            18,716
     Custody. . . . . . . . . . . . . . . . .             8,036
     Professional Fees. . . . . . . . . . . .            13,619
     Insurance. . . . . . . . . . . . . . . .             6,712
     Accounting and Pricing . . . . . . . . .            14,380
     Printing . . . . . . . . . . . . . . . .             1,500
     Trustee Fees . . . . . . . . . . . . . .             6,163
     Registration Fees. . . . . . . . . . . .            13,555
                                                        109,034
Less reimbursement of expenses. . . . . . . .            79,203
     Net expenses . . . . . . . . . . . . . .            29,831
          Net investment loss . . . . . . . .           (22,317)

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

Net realized gain on
     investment securities. . . . . . . . . .            402,712

Net increase (decrease) in
     unrealized appreciation of
     investment securities. . . . . . . . . .           (437,841)

          Net loss on investments . . . . . .            (35,129)

          Net decrease in net assets
            resulting from operations . . . .     $      (57,446)
                                                          ======

                See Notes to Financial Statements



                         PATHFINDER FUND
                Statement of Changes in Net Assets

                              Year ended          Year ended
                              Oct. 31, 1996       Oct. 31, 1995

Operations:
  Net investment loss. . . . .     $ (22,317)     $     (17,081)
  Net realized gain on
    investment securities. . .       402,712            324,462
  Net change in unrealized
    appreciation (depreciation)
    of investment securities. . .   (437,841)            148,453

  Net increase (decrease)
    in net assets resulting
    from operations. . . . . .       (57,446)            455,834

  Distributions from
    net realized gains
    ($0.62 and $0.00,
    respectively). . . . . . .      (157,391)               --

  Capital Share transactions:
    Shares sold. . . . . . . .     7,507,422             640,641
    Shares reinvested. . . . .       143,904                --
    Shares redeemed. . . . . .    (6,379,070)         (1,545,570)

  Net increase (decrease)
    from capital share
    transactions (a) . . . . .     1,272,256            (904,929)

    Total increase (decrease)
      in net assets. . . . . .     1,057,419            (449,095)

  Net assets at the beginning
    of the period. . . . . . .      2,182,660           2,631,755

  Net assets at the end
    of the period. . . . . . .     $3,240,079          $2,182,660
                                    =========           =========

(a) A summary of capital
    share transactions
    (number of shares) is
    as follows:
      Shares sold. . . . . . .       710,337             81,726
      Shares reinvested. . . .        18,332                --
      Shares redeemed. . . . .      (628,412)          (205,527)

    Net increase (decrease). .       100,257           (123,801)
                                    ========            =======

                See Notes to Financial Statements


                         PATHFINDER FUND
_________________________________________________________________
FINANCIAL HIGHLIGHTS
_________________________________________________________________

                                                    Year ended
                                                 October 31, 1996


PER SHARE DATA
Net asset value at beginning of period. . . .     $    8.41
Income from investment operations
Net investment income (loss). . . . . . . . .          (.07)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          1.29
    Total from investment operations. . . . .          1.22
Less distributions
Distributions from realized gains . . . . . .          (.62)
Distributions from paid-in capital. . . . . .           --
   Total dividends and distributions. . . . .          (.62)
Net asset value at end of period. . . . . . .     $    9.01
                                                       ====

TOTAL RETURN                                          15.60 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of period
  (000's omitted) . . . . . . . . . . . . . .        3,240
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .           .99 %
Ratio of net investment income
 (loss) to average net assets (b) . . . . . .         (0.74)%
Portfolio turnover rate . . . . . . . . . . .        118.55 %
Average commission rate per share . . . . . .          2.97 cents
Borrowings for the period:
  Amount of debt outstanding
    at the end of period (c). . . . . . . . .           --
  Average amount of debt
    outstanding during the period (c) . . . .           --
  Average number of shares
    outstanding during the period
    (000's omitted) (c) . . . . . . . . . . .        317
  Average amount of debt per
    share during the period (c) . . . . . . .           --



                                                    Year ended
                                                 October 31, 1995


PER SHARE DATA
Net asset value at beginning of period. . . .     $    6.87
Income from investment operations
Net investment income (loss). . . . . . . . .          (.05)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          1.59
    Total from investment operations. . . . .          1.54
Less distributions
Distributions from realized gains . . . . . .           --
Distributions from paid-in capital. . . . . .           --
   Total dividends and distributions. . . . .           --
Net asset value at end of period. . . . . . .     $    8.41
                                                       ====

TOTAL RETURN                                          22.42 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of period
  (000's omitted) . . . . . . . . . . . . . .        2,183
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          1.19 %
Ratio of net investment income
 (loss) to average net assets (b) . . . . . .         (0.72)%
Portfolio turnover rate . . . . . . . . . . .         59.89 %
Average commission rate per share . . . . . .           --
Borrowings for the period:
  Amount of debt outstanding
    at the end of period (c). . . . . . . . .           --
  Average amount of debt
    outstanding during the period (c) . . . .           --
  Average number of shares
    outstanding during the period
    (000's omitted) (c) . . . . . . . . . . .        327
  Average amount of debt per
    share during the period (c) . . . . . . .           --



                                                    Year ended
                                                 October 31, 1994


PER SHARE DATA
Net asset value at beginning of period. . . .     $    7.34
Income from investment operations
Net investment income (loss). . . . . . . . .          (.39)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .           .27
    Total from investment operations. . . . .          (.12)
Less distributions
Distributions from realized gains . . . . . .           --
Distributions from paid-in capital. . . . . .          (.35)
   Total dividends and distributions. . . . .          (.35)
Net asset value at end of period. . . . . . .     $    6.87
                                                       ====

TOTAL RETURN                                          (1.57)%

RATIOS / SUPPLEMENTAL DATA
Net assets at end of period
  (000's omitted) . . . . . . . . . . . . . .        2,632
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          6.19 %
Ratio of net investment income
 (loss) to average net assets (b) . . . . . .         (5.56)%
Portfolio turnover rate . . . . . . . . . . .         89.62 %
Average commission rate per share . . . . . .           --
Borrowings for the period:
  Amount of debt outstanding
    at the end of period (c). . . . . . . . .           --
  Average amount of debt
    outstanding during the period (c) . . . .           --
  Average number of shares
    outstanding during the period
    (000's omitted) (c) . . . . . . . . . . .        456
  Average amount of debt per
    share during the period (c) . . . . . . .           --



                                                    Year ended
                                                 October 31, 1993


PER SHARE DATA
Net asset value at beginning of period. . . .     $    6.29
Income from investment operations
Net investment income (loss). . . . . . . . .          (.29)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          1.65
    Total from investment operations. . . . .          1.36
Less distributions
Distributions from realized gains . . . . . .           --
Distributions from paid-in capital. . . . . .          (.31)
   Total dividends and distributions. . . . .          (.31)
Net asset value at end of period. . . . . . .     $    7.34
                                                       ====

TOTAL RETURN                                          21.80 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of period
  (000's omitted) . . . . . . . . . . . . . .        4,002
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          4.41 %
Ratio of net investment income
 (loss) to average net assets (b) . . . . . .         (4.15)%
Portfolio turnover rate . . . . . . . . . . .         71.02 %
Average commission rate per share . . . . . .           --
Borrowings for the period:
  Amount of debt outstanding
    at the end of period (c). . . . . . . . .           --
  Average amount of debt
    outstanding during the period (c) . . . .         449,873
  Average number of shares
    outstanding during the period
    (000's omitted) (c) . . . . . . . . . . .        945
  Average amount of debt per
    share during the period (c) . . . . . . .     $    0.48



                                                    Year ended
                                                 October 31, 1992


PER SHARE DATA
Net asset value at beginning of period. . . .     $    7.42
Income from investment operations
Net investment income (loss). . . . . . . . .          (.25)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          (.88)
    Total from investment operations. . . . .         (1.13)
Less distributions
Distributions from realized gains . . . . . .           --
Distributions from paid-in capital. . . . . .           --
   Total dividends and distributions. . . . .           --
Net asset value at end of period. . . . . . .     $    6.29
                                                       ====

TOTAL RETURN                                         (15.23)%

RATIOS / SUPPLEMENTAL DATA
Net assets at end of period
  (000's omitted) . . . . . . . . . . . . . .           8,913
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          3.83%
Ratio of net investment income
 (loss) to average net assets (b) . . . . . .         (3.48)%
Portfolio turnover rate . . . . . . . . . . .         81.32 %
Average commission rate per share . . . . . .           --
Borrowings for the period:
  Amount of debt outstanding
    at the end of period (c). . . . . . . . .       1,740,000
  Average amount of debt
    outstanding during the period (c) . . . .       2,098,675
  Average number of shares
    outstanding during the period
    (000's omitted) (c) . . . . . . . . . . .      1,728
  Average amount of debt per
    share during the period (c) . . . . . . .     $    1.21

(a) Ratio of expenses to average net assets prior to fee waiver and expense reimbursement by the Adviser was 3.62%, 3.29%, 7.06%, 4.42%, and 3.83%, respectively.

(b) Ratio of net investment income (loss) to average net assets prior to fee waiver and expense reimbursement by the Adviser was (3.37)%, (2.83)%, (6.44)%, (4.16)%, and (3.48)%, respectively.

(c)  Averages computed on a daily basis.


                See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS                OCTOBER 31, 1996
_________________________________________________________________

Note 1 -- Organization
     PATHFINDER FUND (the "Fund") is a series of shares of The Prudent Speculator Fund (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust was organized on January 21, 1987, as a Massachusetts business trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes or "funds." Currently, the Trust offers shares in one fund, PATHFINDER FUND.

Note 2 -- Significant Accounting Policies
     The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
     A. SECURITY VALUATION. Portfolio securities of the Fund, which are traded both on an exchange and in the over-the-counter market, are valued according to the broadest and most representative market. When portfolio securities are traded, the valuation is the last reported sale price on the day of valuation. If there is no such reported sale or the valuation is based on the over-the-counter market, the securities are valued at the mean between the bid and asked prices. Securities for which reliable quotations are not readily available and restricted securities are valued at their respective fair market values as determined in good faith by the Board of Trustees of the Trust. Short-term investments are stated at cost, which, when combined with accrued interest, approximates market value.
     B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required for the Fund.
     C. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
     D. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from these estimates.

Note 3 -- Investments
     For the year ended October 31, 1996, the cost of purchases and the proceeds from the sale of securities, excluding short-term notes, for the Fund aggregated $4,945,246 and $3,445,326, respectively.

Note 4 --  Investment Management and Distribution Agreements
     The Fund has entered into an Investment Management Agreement with the Manager under which the Fund pays a fee, computed daily and payable quarterly, at an annual rate of .875% of the Fund's average daily net assets. The Manager is responsible for supervising the performance of all administrative services in connection with the management of the Fund.
     The Manager has agreed that, in any fiscal year, if the operating expenses of the Fund (including the fees payable to the Manager but excluding taxes, interest, distribution fees, brokerage and extraordinary expenses) exceed the expense limitations applicable to the Fund imposed by state securities laws or any regulations thereunder, the Manager will reduce its fees by the extent of such excess (unless the Manager obtains a waiver of or variance from such limitations by the appropriate state securities authorities) and, if required pursuant to any such laws or regulations, will reimburse the Fund in the amount of such excess. Currently, the Fund believes that the most restrictive expense limitation to which the Trust is subject is 2.5% of the Fund's first $30 million of average net assets, 2.0% of the next $70 million of average net assets and 1.5% of the remaining average net assets. The Fund has received a waiver to exclude portions of its custodial, recordkeeping, auditing, transfer agency and insurance costs from this limitation. Any such reductions or reimbursements may not be repaid to the Manager in subsequent fiscal years. The Trust has adopted a Plan pursuant to the rule 12b-1 under the Investment Company Act of 1940 (the "Plan") on behalf of the Fund, whereby it may pay up to a maximum annual rate of .25% of its average daily net assets to the Manager for expenses incurred in the distribution of the Fund's shares. Pursuant to this Plan the Manager is entitled to reimbursement at the end of each month for its actual expenses incurred in the distribution and promotion of the Fund's shares, including the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and other such distribution-related expenses, a prorated portion of the Manager's overhead expenses attributable to the distribution of the Fund's shares (including leases, communications, salaries, training, supplies, photocopying, interest on overhead, and any other category of the Manager's expenses attributable to the distribution of the Fund's shares) and fees paid to dealers, banks or others as a distribution service fee for servicing shareholders of the Fund. The Plan permits the Manager to carry forward for a maximum of three years distribution expenses covered by the Plan for which the Manager has not yet received reimbursement. The Manager has waived reimbursement for all distribution expenses under the Plan, including any accrued carry forward's, for fiscal year 1996 and has undertaken to do so for fiscal year 1997.
     Certain officers and Trustees of the Fund (the "Trust") are also officers and/or Directors of the Manager.



       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


To the Shareholders of PATHFINDER FUND and the Board of Trustees of The Prudent Speculator Fund

     We have audited the accompanying statement of assets and liabilities of PATHFINDER FUND, a series of shares of beneficial interest of The Prudent Speculator Fund, including the schedule of investments, as of October 31, 1996, and the related statements of operations for the year then ended, the statement of changes in net assets for the two years then ended, and the financial highlights for the five years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial standards and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PATHFINDER FUND as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the two years then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


                                             TAIT, WELLER & BAKER



Philadelphia, Pennsylvania
December 6, 1996





                   PATHFINDER FUND
                    P.O. Box 75231
              Los Angeles, CA 90075-0231
                    (800) 444-4778

                       * * * *

                OFFICERS AND TRUSTEES

           Edwin R. Bernstein, President,
           Chief Financial Officer, Trustee

           H. Randolph Moore, Jr., Trustee

              Patricia C. Nagle, Trustee

                Werner Lange, Trustee

          Patricia L. Stephan, Vice President,
                  Secretary, Trustee

                       * * * *

                       Manager
             The Prudent Speculator Group

             Shareholder Servicing Agent
                Unified Advisers, Inc.

                      Custodian
                 The Fifth Third Bank

                    Legal Counsel
                   Baker & Daniels

                 Independent Auditors
                 Tait, Weller & Baker

                        This report is intended for
                  distribution to shareholders
                  of the fund.  It may also be
                  given to prospective investors
                  if preceded or accompanied by
                  the Fund's current Prospectus
                  which contains information
                  regarding fees, charges and
                  investment objectives and
                  policies.